N-2	Jan. 17, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On January 17, 2024, HPS Corporate Lending Fund (the “
Fund
”) entered into a Commitment Increase Agreement (the “
Commitment Increase Agreement
”) among the Fund, Deutsche Bank AG New York Branch, as the increasing lender (the “
Increasing Lender
”), and JPMorgan Chase Bank, N.A., as administrative agent, pursuant to the Fund’s Senior Secured Revolving Credit Agreement, dated as of June 23, 2022, among the Fund, as borrower, the lenders from time to time party thereto, and JPMorgan Chase Bank, N.A., as administrative agent (as amended and supplemented, the “
Revolving Credit Facility
”).

Long Term Debt, Principal	$ 1,912,500,000
Long Term Debt, Structuring [Text Block]
The Commitment Increase Agreement provides for an increase in the Increasing Lender’s commitment, thereby bringing aggregate commitments of the lenders under the Revolving Credit Facility from $1,275,000,000 to $1,300,000,000 through the accordion feature in the Revolving Credit Facility. The accordion feature in the Revolving Credit Facility allows the Fund, under certain circumstances, to increase the total size of the facility to a maximum aggregate commitment of $1,912,500,000.